Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues:
Voyage revenues	$ 85,684	$ 106,912	$ 121,042
Management fee income (Note 3)	478	153	0
Total revenues	86,162	107,065	121,042
Expenses
Voyage expenses (Note 17)	19,598	22,429	16,839
Vessel operating expenses (Note 17)	27,832	25,247	22,349
Dry docking expenses	5,663	3,096	6,576
Depreciation	33,045	50,224	46,937
Management fees	0	54	164
Loss/(gain) on derivative instruments, net (Note 18)	(41)	390	2,083
General and administrative expenses	9,320	12,455	15,404
Bad debt expense (Note 15 and 16)	0	3,139	2,131
Vessel impairment loss (Note 5 and Note 18)	303,219	62,020	34,947
Gain on time charter agreement termination (Note 6)	(6,454)	(2,010)	0
Other operational loss (Note 10)	1,226	4,050	0
Other operational gain (Note 9)	(3,507)	(9,260)	(26,648)
Loss on sale of vessel (Note 5)	3,190	0	0
Total Operating Expenses	393,091	171,834	120,782
Operating income/(loss)	(306,929)	(64,769)	260
Other Income/ (Expenses):
Interest and finance costs (Note 7)	(7,838)	(5,227)	(5,916)
Interest and other income	246	744	525
Loss on debt extinguishment (Note 7)	0	(307)	0
Total other expenses, net	(7,592)	(4,790)	(5,391)
Net loss	$ (314,521)	$ (69,559)	$ (5,131)
Loss per share, basic and diluted (Note 11)	$ (58.32)	$ (14.69)	$ (1.25)
Weighted average number of shares outstanding, basic and diluted (Note 11)	5,393,131	4,736,485	4,099,277